Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Classes of current inventories [abstract]
Finished goods	¥ 1,582,755	¥ 1,521,673
Work in process	80,730	93,412
Raw materials	807,105	827,884
Total	¥ 2,470,590	¥ 2,442,969